Related party transactions - Summary of compensation of key management personnel (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Short-term employee benefits	£ 13,487,000	£ 13,678,000,000	£ 3,865,000,000
Post-employment benefits	69,000	46,000,000	19,000,000
Other long-term employee benefits	1,152,000	1,378,000,000	429,000,000
Share-based payments	4,234,000	4,331,000,000	586,000,000
Total	18,942,000	19,433,000,000	£ 4,899,000,000
Loss of employment expense	£ 600,000	£ 2,091,617